Annual Total Returns[BarChart] - AST PRESERVATION ASSET ALLOCATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.99%	10.38%	9.21%	5.78%	0.14%	5.52%	10.13%	(2.84%)	14.74%	9.08%